Equity - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,565,300	$ 1,996,763	$ 2,063,873
Other comprehensive loss before reclassifications	28,904	(45,581)	(3,865)
Reclassifications from AOCI to income	(11,550)	4,530	12,001
Ending balance	1,261,250	1,565,300	1,996,763
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(70,122)	(29,071)	(37,207)
Ending balance	(52,768)	(70,122)	(29,071)
Foreign Currency Translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(70,122)	(25,574)	(24,694)
Other comprehensive loss before reclassifications	14,091	(44,548)	(880)
Reclassifications from AOCI to income	0	0	0
Ending balance	(56,031)	(70,122)	(25,574)
Unrealized (gains) losses on hedging activities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	(3,497)	(12,513)
Other comprehensive loss before reclassifications	14,813	(1,033)	(2,985)
Reclassifications from AOCI to income	(11,550)	4,530	12,001
Ending balance	3,263	0	(3,497)
Unrealized (gains) losses on hedging activities | Interest rate swap
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassifications from AOCI to income	11,600	(4,500)	(12,000)
Tax benefit from reclassification from AOCI to income	$ 2,900	$ 1,100	$ 3,000